UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND MEZZANINE EQUITY - USD ($)	Preferred Shares [Member] Series B Preferred Shares [Member]	Common Shares [Member]	Additional Paid-in Capital [Member]	Due from Stockholder [Member]	Former Parent Company Investment [Member]	Accumulated deficit [Member]	Total	Series A Preferred Shares [Member]
Beginning balance at Dec. 31, 2023	$ 0	$ 0	$ 0	$ 0	$ 26,882,903	$ 0	$ 26,882,903
Beginning balance (in shares) at Dec. 31, 2023	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	0	1,362,240	0	1,362,240
Comprehensive income	0	0	0	0	1,362,240	0	1,362,240
Net (decrease) increase in Former Parent Company Investment	0	0	0	0	(7,663,396)	0	(7,663,396)
Ending balance at Jun. 30, 2024	$ 0	$ 0	0	0	20,581,747	0	20,581,747
Ending balance (in shares) at Jun. 30, 2024	0	0
Beginning balance at Dec. 31, 2023								$ 0
Beginning balance (in shares) at Dec. 31, 2023								0
Ending balance at Jun. 30, 2024								$ 0
Ending balance (in shares) at Jun. 30, 2024								0
Beginning balance at Dec. 31, 2024	$ 0	$ 1	0	(1)	21,111,822	0	21,111,822
Beginning balance (in shares) at Dec. 31, 2024	0	1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	0	573,218	(139,435)	433,783
Comprehensive income	0	0	0	0	573,218	(139,435)	433,783
Net (decrease) increase in Former Parent Company Investment	0	0	0	0	329,618	0	329,618
Cancellation of common shares due to spin off	$ 0	$ (1)	0	1	0	0	0
Cancellation of common shares due to spin off (in shares)	0	(1,000)
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs (Note 6)	$ 40	$ 2,387	5,690,499	0	(22,014,658)	0	(16,321,732)
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs (Note 6) (in shares)	40,000	2,386,731
Issuance of common shares pursuant to registered direct offerings (Note 6)	$ 0	$ 3,608	15,013,889	0	0	0	15,017,497
Issuance of common shares pursuant to registered direct offerings (Note 6) (in shares)	0	3,608,000
Dividend on Series A preferred shares	$ 0	$ 0	0	0	0	(106,944)	(106,944)
Ending balance at Jun. 30, 2025	$ 40	$ 5,995	$ 20,704,388	$ 0	$ 0	$ (246,379)	20,464,044
Ending balance (in shares) at Jun. 30, 2025	40,000	5,994,731
Beginning balance at Dec. 31, 2024							0	$ 0
Beginning balance (in shares) at Dec. 31, 2024								0
Increase (Decrease) in Temporary Equity [Roll Forward]
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs (Note 6)								$ 25,877,180
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs (Note 6) (in shares)								2,000,000
Ending balance at Jun. 30, 2025							$ 25,877,180	$ 25,877,180
Ending balance (in shares) at Jun. 30, 2025								2,000,000